Fair Value Measurements (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant Liability	$ 0	$ 0	$ 0
Interest Rate Swap Derivative Liability	$ 0	0	0
Long Term Receivables from Related Parties
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant Liability	$ 0	0	0
Interest Rate Swap Derivative Liability	107	134	178
Long Term Receivables from Related Parties	3,392	4,220
Foreign Currency Forward Liability			53
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant Liability	14,913	19,991	18,280
Interest Rate Swap Derivative Liability	0	$ 0	$ 0
Long Term Receivables from Related Parties	$ 0